SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Feb. 29, 2016
Accounting Policies [Abstract]
Property, Plant and Equipment [Table Text Block]
Property and equipment, net

Property and equipment are stated at cost less accumulated depreciation and amortization. Depreciation and amortization are calculated on a straight-line basis over the following estimated useful lives:

Building	35-40 years
Computer, network equipment and software	3 years
Vehicles	4-5 years
Office equipment and furniture	3-5 years
Leasehold improvement	Shorter of the lease term or estimated useful lives

Schedule of Acquired Finite-Lived Intangible Assets by Major Class [Table Text Block]
The amortization periods by major intangible asset classes are as follows:

Trade name	10.0 years
Copyrights	3.0-5.0 years
Student base	3.5-7.0 years
Partnership agreement	2.6-3.5 years
Domain names	3.0 years
Non-compete agreements	2.0-3.0 years
Education licenses	0.9-5.0 years
Customer relationship	3.0-5.0 years
Concession	3.0-5.0 years
User base	5.0 years
Technology	5.0 years